Schedule of investments
Macquarie Tax-Free Colorado Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.06%
Education Revenue Bonds — 11.97%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,198,717
Series C 4.00% 3/1/47	1,065,000	915,570
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School - Nevada Project) 5.00% 5/15/29	1,230,000	1,243,764
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	998,480
(Aspen View Academy Project)
4.00% 5/1/51	500,000	393,800
4.00% 5/1/61	1,250,000	935,262
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,015
Series A 144A 5.25% 7/1/46 #	1,350,000	1,315,818
(Charter School Project) 5.00% 7/15/37	1,150,000	1,150,920
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,460
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	830,309
144A 5.00% 12/1/55 #	1,000,000	855,430
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	871,228
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	390,000	390,078
5.00% 12/1/42	540,000	510,916
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,755,320
144A 5.00% 7/1/46 #	500,000	469,595
(Pinnacle Charter School Project) 5.00% 6/1/26	475,000	478,776
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	833,209
5.00% 11/1/54	1,500,000	1,366,425
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	399,688
Series A 4.00% 3/1/36	550,000	542,415
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Schedule of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	$ 1,398,795
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,006,340
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,283,265
Series A 5.00% 12/1/54	1,000,000	1,015,040
University of Colorado Revenue
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	2,000,000	1,735,220
		28,396,855
Electric Revenue Bonds — 5.56%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,800,589
Series A 5.00% 11/15/49	1,200,000	1,237,800
Series A 5.25% 11/15/54	3,000,000	3,140,520
Series B 5.25% 11/15/52	2,000,000	2,073,000
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,757,752
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	93,287
Series AAA 5.25% 7/1/25 ‡	95,000	52,131
Series CCC 5.25% 7/1/27 ‡	705,000	386,869
Series WW 5.00% 7/1/28 ‡	660,000	362,175
Series WW 5.25% 7/1/33 ‡	210,000	115,237
Series WW 5.50% 7/1/17 ‡	460,000	251,275
Series WW 5.50% 7/1/19 ‡	360,000	196,650
Series XX 4.75% 7/1/26 ‡	105,000	57,619
Series XX 5.25% 7/1/40 ‡	1,840,000	1,009,700
Series XX 5.75% 7/1/36 ‡	365,000	200,294
Series ZZ 4.75% 7/1/27 ‡	85,000	46,644
Series ZZ 5.00% 7/1/19 ‡	620,000	338,675
Series ZZ 5.25% 7/1/24 ‡	140,000	76,475
		13,196,692
Healthcare Revenue Bonds — 20.67%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,027,605
2    NQ- V8 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	$ 4,332,119
Series A 4.00% 11/15/43	2,290,000	2,066,015
Series A 4.00% 11/15/50	6,015,000	5,055,848
(American Baptist)
7.625% 8/1/33	150,000	107,946
8.00% 8/1/43	1,000,000	624,730
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,024,528
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,565,100
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,553,910
Series A 5.25% 12/1/54	2,000,000	2,015,280
Series A-1 4.00% 8/1/37	1,130,000	1,089,998
Series A-1 4.00% 8/1/38	120,000	113,857
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,081,442
Series A-2 5.00% 8/1/37	1,500,000	1,533,930
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,142,038
Series A 5.125% 12/1/55	2,000,000	1,964,140
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,000,000
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,846,067
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	812,470
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,006,290
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,397,374
Series A 5.00% 5/15/52	1,195,000	1,205,564
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,000,340
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,039
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,360,998
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,340,083
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Schedule of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	$ 571,781
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,006,070
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	681,226
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	916,680
Series A 4.00% 12/1/40	250,000	226,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	66,634
		49,036,977
Housing Revenue Bonds — 1.74%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	976,350
Series C-1 4.70% 10/1/59	750,000	716,355
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,422,125
		4,114,830
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.88%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,127,042
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	214,856
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	879,963
Series A 4.00% 7/15/34	1,100,000	1,092,212
Series A 4.00% 7/15/38	700,000	667,219
4    NQ- V8 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,500,000	$ 1,410,900
Series A 4.00% 7/15/40	2,815,000	2,607,281
Series A 5.00% 7/15/32	1,045,000	1,104,920
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,623,531
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	4,965,105
		18,693,029
Lease Revenue Bonds — 3.36%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	925,570
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	668,732
5.00% 6/15/36	1,055,000	1,067,343
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	697,770
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,492,350
Town of Vail Revenue
5.50% 12/1/64	3,000,000	3,130,440
		7,982,205
Local General Obligation Bonds — 14.07%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	2,976,000
5.50% 12/1/46	3,385,000	3,680,341
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,243,946
Series A 5.00% 12/1/48	1,000,000	1,031,960
Adams County, Colorada School District No. 14
5.50% 12/1/36	750,000	858,405
5.50% 12/1/37	735,000	835,901
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Schedule of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Adams County, Colorada School District No. 14
5.50% 12/1/38	765,000	$ 861,834
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,634,790
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,138,509
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	450,455
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	2,020,340
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,172,150
Douglas County, Colorado School District No. Re-1 Douglas & Elbert Counties
5.00% 12/15/44	2,500,000	2,613,725
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,024,850
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,030,050
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,046,420
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,029,380
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,680,040
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,022,890
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,039,460
		33,391,446
Pre-Refunded Bonds — 1.62%
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,015,060
6    NQ- V8 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	$ 1,833,633
		3,848,693
Special Tax Revenue Bonds — 18.36%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,482,750
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	730,525
6.375% 12/1/54	1,250,000	1,233,175
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	846,740
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,626,566
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	679,434
Series A 5.00% 11/1/31	1,495,000	1,513,179
Commonwealth of Puerto Rico Revenue
1.79% 11/1/51 •	751,377	461,157
3.348% 11/1/43 •	4,149,462	2,494,864
(Subordinate) 3.799% 11/1/51 •	1,245,743	643,115
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,305,287
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,647,244	6,387,935
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AG)	1,000,000	1,013,570
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	459,446
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,237,081
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Schedule of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	$ 963,810
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	4,051,720
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,650,339
Series A-1 5.00% 7/1/58	2,910,000	2,734,090
Series A-1 6.37% 7/1/51 ^	14,280,000	3,371,080
Series A-2 4.536% 7/1/53	3,000,000	2,599,620
Southlands Metropolitan, Colorado District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	488,110
Series A-1 5.00% 12/1/47	300,000	277,176
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,013,550
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	485,378
Series B 5.00% 12/1/36	810,000	810,575
		43,560,272
State General Obligation Bonds — 0.83%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,219,956
Series A-1 4.00% 7/1/46	900,000	740,232
		1,960,188
Transportation Revenue Bonds — 7.65%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	653,356
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,166,943
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,543,230
Series A 5.00% 11/15/47 (AMT)	1,000,000	992,450
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,017,540
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/49 (AG)	2,000,000	2,070,260
8    NQ- V8 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	$ 510,010
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,864,450
5.00% 12/31/56	1,250,000	1,192,125
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,027
		18,151,391
Water & Sewer Revenue Bonds — 6.35%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	2,982,030
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 12/15/52	500,000	510,530
Series A 5.00% 9/15/54	1,900,000	1,944,916
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,518,830
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	878,820
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	492,675
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	865,282
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,451,369
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,388,616
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	2,040,600
		15,073,668
Total Municipal Bonds (cost $251,846,394)		237,406,246

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Schedule of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.63%
Variable Rate Demand Notes — 0.63%
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 3.00% 5/15/64 (SPA - TD Bank, N.A.)¤	1,100,000	$ 1,100,000
University of Colorado Hospital Authority
3.00% 11/15/39 (SPA - TD Bank, N.A.)¤	400,000	400,000
Total Short-Term Investments (cost $1,500,000)		1,500,000
Total Value of Securities—100.69% (cost $253,346,394)		238,906,246

Liabilities Net of Receivables and Other Assets—(0.69)%		(1,637,519)
Net Assets Applicable to 23,818,741 Shares Outstanding—100.00%		$237,268,727
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $13,944,284, which represents 5.88% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
10    NQ- V8 [0525] 0725 (4640150)

Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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